ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Liabilities
Trade payables	$ 173,647	$ 141,930
Accrued liabilities	26,753	21,310
Accounts payable and accrued liabilities	$ 200,400	$ 163,240